SCHEDULE OF WARRANTS AND OPTIONS ACTIVITY (Details) (Parenthetical) - USD ($)				9 Months Ended
	Sep. 21, 2021	Jul. 02, 2021	Jul. 02, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes Issued				$ 110,000
Debt Instrument, Convertible, Conversion Price						$ 0.00906
Debt Conversion, Converted Instrument, Amount				$ 1,267,745
Debt Instrument, Interest Rate, Effective Percentage		12.00%	12.00%
Warrants and Rights Outstanding, Term		5 years	5 years
Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes Issued		$ 100,000
Debt Instrument, Convertible, Conversion Price		$ 0.015	$ 0.015
Debt Conversion, Converted Instrument, Amount			$ 1,750.00
Exercise Price		$ 0.02	$ 0.02
Warrants purchase	4,512,497